Derivative Financial Instruments - Effect of Non-Designated as Hedging Instruments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) Recognized in Income	$ 2,356	$ (4,848)	$ (7,786)
Revenue [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) Recognized in Income			(67)
Cost of Revenue [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) Recognized in Income	(4,577)	4,639	2,187
Research and Development [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) Recognized in Income	(736)	957	284
Selling, General and Administrative [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) Recognized in Income	(950)	1,723	560
Interest and Other (Expense) Income, Net [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) Recognized in Income	7,038	(10,514)	(9,674)
Income Taxes [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) Recognized in Income	$ 1,581	$ (1,653)	$ (1,076)